Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	21 Months Ended	51 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 30, 2020
C000219507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Polar Capital Emerging Market Stars Fund
Account Value	$ 8,272	$ 8,272	$ 8,272	$ 8,272				$ 8,309				$ 7,579	$ 8,501	$ 10,080	$ 10,000
Average Annual Return, Percent		(0.82%)		(4.37%)
C000240614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Polar Capital Emerging Market ex-China Stars Fund
Account Value	10,375	$ 10,375	$ 10,375	$ 10,375	$ 11,098	$ 11,943	$ 11,853	11,330	$ 10,727	$ 9,600	$ 10,000
Average Annual Return, Percent		(8.83%)	2.12%
C000250258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Polar Capital International Small Company Fund
Account Value	$ 9,270	$ 9,270	$ 9,270	9,270	9,560	10,000
Average Annual Return, Percent	(7.30%)
MSCI Emerging Market Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Market Net Total Return Index
Account Value	$ 9,481	$ 9,481	$ 9,481	$ 9,481	11,315	12,315	$ 11,846	$ 8,771	$ 10,926	$ 9,667	$ 10,000	$ 8,110	$ 9,082	$ 10,246	$ 10,000
Average Annual Return, Percent		8.09%		(1.25%)
MSCI Emerging Markets ex China Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex-China Net Total Return Index
Average Annual Return, Percent		(2.14%)	6.24%
MSCI ACWI ex USA Investable Market Index IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Investable Market Index (IMI)
Account Value	$ 9,664	$ 9,664	$ 9,664	$ 9,664	9,239	10,000
Average Annual Return, Percent	(3.36%)
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Account Value	$ 9,294	$ 9,294	$ 9,294	$ 9,294	$ 9,234	$ 10,000
Average Annual Return, Percent	(7.06%)